CLS GLOBAL DIVERSIFIED EQUITY FUND Class C Shares: CLCCX Class N Shares: CLSAX	CLS ENHANCED LONG/SHORT FUND Class N Shares: CLEIX
CLS GROWTH AND INCOME FUND Class N Shares: CLERX	CLS FLEXIBLE INCOME FUND Class N Shares: CLFLX
CLS GLOBAL GROWTH FUND Class N Shares: CLBLX	CLS GLOBAL AGGRESSIVE EQUITY FUND Class N Shares: CLACX
CLS DOMESTIC EQUITY FUND Class N Shares: CLDEX	CLS SHELTER FUND Class N Shares: CLSHX
CLS INTERNATIONAL EQUITY FUND Class N Shares: CLHAX

each a series of AdvisorOne Funds (the “Trust” or collectively, the “Funds”)

Supplement dated December 18, 2015

to the Funds’ Prospectus dated September 1, 2015

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1.	Effective immediately, the following sections of the Funds’ Prospectus are deleted in their entirety and replaced as follows:

a. CLS Global Aggressive Equity Fund – Summary Prospectus – “Portfolio Managers”

CLS utilizes a team approach for management of the Fund, and from the team, the Fund is assigned co-portfolio managers who are primarily responsible for the day-to-day management of the Fund’s portfolio. Grant Engelbart, CFA, Portfolio Manager of CLS and Kostantin Etus, Portfolio Manager of CLS, share primary responsibility for the day-to-day management of the Fund’s portfolio. Mr. Engelbart has served as Co-Portfolio Manager of the Fund since May 2014. Mr. Etus has served as Co-Portfolio Manager of the Fund since December 2015.

b. CLS Global Diversified Equity Fund – Summary Prospectus – “Portfolio Managers”

CLS utilizes a team approach for management of the Fund and from the team, the Fund is assigned co-portfolio managers who are primarily responsible for the day-to-day management of the Fund’s portfolio. Grant Engelbart, CFA, Portfolio Manager of CLS, Rusty Vanneman, CFA, Chief Investment Officer of CLS, and Paula Wieck, Manager of Investment Research of CLS, share responsibility for the day-to-day management of the Fund as Co-Portfolio Managers. Mr. Engelbart has served as Co-Portfolio Manager of the Fund since December 2015. Mr. Vanneman has served as Co-Portfolio Manager of the Fund since February 2013. Ms. Wieck has been Co-Portfolio Manager of the Fund since January 2013.

c. CLS Global Growth Fund – Summary Prospectus – “Portfolio Managers”

CLS utilizes a team approach for management of the Fund and from the team, the Fund is assigned co-portfolio managers who are primarily responsible for the day-to-day management of the Fund’s portfolio. Paula Wieck, Manager of Investment Research of CLS, Joe Smith, CFA, Senior Market Strategist of CLS, and Senior Portfolio Manager of CLS, and Marc Pfeffer, Senior Portfolio Manager of CLS, share responsibility for the day-to-day management of the Fund as Co-Portfolio Managers. Ms. Wieck and Mr. Pfeffer have served as Co-Portfolio Managers of the Fund since February 2013. Mr. Smith has served as Co-Portfolio Manager of the Fund since December 2015.

d. CLS Growth and Income Fund – Summary Prospectus – “Portfolio Managers”

CLS utilizes a team approach for management of the Fund and from the team, the Fund is assigned co-portfolio managers who are primarily responsible for the day-to-day management of the Fund’s portfolio. Josh Jenkins, CFA, Portfolio Manager of CLS, Rusty Vanneman, CFA, Chief Investment Officer of CLS, and Paula Wieck, Manager of Investment Research of CLS, share responsibility for the day-to-day management of the Fund as Co-Portfolio Managers. Mr. Vanneman has served as Co-Portfolio Manager of the Fund since February 2013. Ms. Wieck has served as Co-

Portfolio Manager of the Fund since January 2013. Mr. Jenkins has served as Co-Portfolio manager of the Fund since December 2015.

e. CLS Flexible Income Fund – Summary Prospectus – “Portfolio Managers”

CLS utilizes a team approach for management of the Fund and from the team, the Fund is assigned co-portfolio managers who are primarily responsible for the day-to-day management of the Fund’s portfolio. Marc Pfeffer, Senior Portfolio Manager of CLS and Josh Jenkins, CFA, Portfolio Manager of CLS are primarily responsible for the day-to-day management of the Fund. Mr. Pfeffer has served as Co-Portfolio Manager of the Fund since January 2013. Mr. Jenkins has served as Co-Portfolio Manager of the Fund since December 2015.

f. CLS International Equity Fund – Summary Prospectus – “Portfolio Managers”

CLS utilizes a team approach for management of the Fund and from the team, the Fund is assigned co-portfolio managers who are primarily responsible for the day-to-day management of the Fund’s portfolio. Joe Smith, CFA, Senior Market Strategist and Kostantin Etus, Portfolio Manager of CLS, share primary responsibility for the day-to-day management of the Fund’s portfolio. Mr. Etus has served as Co-Portfolio Manager of the Fund since November 2014. Mr. Smith has served as Co-Portfolio Manager of the Fund since December 2015.

g. CLS Shelter Fund – Summary Prospectus – “Portfolio Managers”

CLS utilizes a team approach for management of the Fund and from the team, the Fund is assigned co-portfolio managers who are primarily responsible for the day-to-day management of the Fund’s portfolio. Scott Kubie, CFA, Chief Strategist of CLS and Paula Wieck, Manager of Investment Research of CLS, share primarily responsibility for the day-to-day management of the Fund’s portfolio. Mr. Kubie has served as Co-Portfolio manager of the Fund since May 2014. Ms. Wieck has served as Co-Portfolio manager of the Fund since December 2015.

h.	“Portfolio Managers” section under the heading “MANAGEMENT” on pages 55-56 of the Prospectus

Portfolio Managers

CLS utilizes a team approach for management of the Funds, and from the team each Fund is assigned a portfolio manager (or in some cases, co-managers) that is primarily responsible for the day-to-day management of the Fund’s portfolio. The Funds’ Portfolio Management Team includes: Rusty Vanneman, CFA and Chief Investment Officer, Scott Kubie, CFA, Paula Wieck, Marc Pfeffer, Grant Engelbart, CFA, Konstantin Etus. Josh Jenkins, CFA, and Joe Smith, CFA. CLS’s Chief Investment Officer also provides strategic direction and oversight to the portfolio management team, including their management of the Funds.

Mr. Vanneman has been the Chief Investment Officer and a portfolio manager of CLS since September 2012. Previously, Mr. Vanneman was Chief Investment Officer and Portfolio Manager at Kobren Insight Management (KIM). Mr. Vanneman’s 11-year tenure at KIM included a five-year span during which KIM was owned by E*TRADE. At KIM, Mr. Vanneman also held positions as Managing Director, Director of Research, and Portfolio Manager for the former Kobren Insight mutual funds and the hedge fund Alumni Partners. At E*TRADE, he was the Senior Market Strategist and also served on the E*TRADE Capital Management, LLC Investment Policy Committee. Prior to joining KIM, Mr. Vanneman was a Senior Analyst at Fidelity Management and Research Company’s Strategic Advisors. Prior to that, he was a Managing Analyst for Thomson Financial’s Thomson Global Markets.

Mr. Kubie has been a portfolio manager of CLS since March of 2001. Mr. Kubie currently serves as Executive Vice President and Chief Strategist of CLS and has worked for CLS since 2001. Prior to joining CLS, Mr. Kubie worked as a consultant for an Equity Manager and Internet Investment Software Firm (1999-2001).

Ms. Wieck joined CLS in 2006 as a Portfolio Administrator before serving as Project Manager and later becoming a member of CLS’s portfolio management team.  Ms. Wieck is the Manager of Investment Research at CLS, where she oversees CLS’s team of investment analysts and researchers.  Prior to joining CLS, Ms. Wieck worked at TD Ameritrade as an Equity Analyst and Orion Advisor Services, LLC as an Implementation Specialist.

Mr. Pfeffer joined CLS as a Senior Portfolio Manager in August 2011.  Previously, Mr. Pfeffer served as Chief Investment Officer of Milestone Capital Management, LLC since 2004 and was also the head of Milestone’s portfolio management and research teams.  Prior to joining Milestone, Mr. Pfeffer worked with Bear, Stearns & Co., Inc. and Goldman Sachs Asset Management.

Mr. Engelbart joined CLS in 2009 and has been a portfolio manager of CLS since 2013. Prior to joining CLS, Mr. Engelbart held positions at TD Ameritrade and State Street Corporation. Mr. Engelbart graduated from the University of Nebraska in Lincoln with a degree in Business Administration-Finance.

Mr. Etus joined CLS in 2011 initially as a Trading Specialist before becoming a member of CLS’s portfolio management team in 2013. Prior to joining CLS, Mr. Etus worked as an Associate Financial Analyst at ConAgra Foods, Inc., managing the company’s global cash network.

Mr. Smith joined CLS in 2015 as a Senior Market Strategist. Prior to joining CLS, Mr. Smith worked at Russell Investments, where he served as an analyst responsible for asset allocation research, portfolio construction, optimization design, and risk management research and Russell ETFs as Manager of ETF Product Research & Development, a role in which he developed quantitative indexing strategies implemented as ETFs.

Mr. Jenkins joined CLS in 2013 as a Portfolio Manager. Prior to joining CLS, Mr. Jenkins worked as an analyst on the private equity desk at Auriga USA, LLC, a small broker-dealer headquartered in New York City.

The Funds' Statement of Additional Information provides additional information about each portfolio managers’ compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Funds.

2.	Effective January 19, 2016, the CLS Domestic Equity Fund and the CLS Enhanced/Long Short Fund (the “Liquidating Funds”) will be closed and all outstanding shares redeemed.

The Board of Trustees (the “Board”) of the Trust, with respect to the Liquidating Funds, has concluded that it is in the best interests of the Liquidating Funds and their respective shareholders that the Liquidating Funds cease operations. The Board has determined to close the Liquidating Funds and redeem all outstanding shares on January 19, 2016.

Effective immediately, the Liquidating Funds will not accept any new investments and will no longer pursue its stated investment objective. The Liquidating Funds will begin liquidating its portfolio and will invest in cash equivalents such as money market funds until all shares have been redeemed. Any capital gains will be distributed as soon as practicable to shareholders and will be paid in cash as no new shares of the Liquidating Funds will be issued. Shares of the Liquidating Funds are otherwise not available for purchase.

Prior to January 19, 2016, you may redeem your shares, including reinvested distributions, in accordance with the “How to Redeem Shares” section in the Prospectus. Unless your investment in a Fund is through a tax-deferred retirement account, a redemption is subject to tax on any taxable gains. Please refer to the “Tax Status, Dividends and Distributions” section in the Prospectus for general information. You may wish to consult your tax advisor about your particular situation.

ANY SHAREHOLDERS WHO HAVE NOT REDEEMED THEIR SHARES OF THE LIQUIDATING FUNDS PRIOR TO JANUARY 19, 2016 WILL HAVE THEIR SHARES AUTOMATICALLY REDEEMED AS OF THAT DATE, AND PROCEEDS WILL BE SENT TO THE ADDRESS OF RECORD. IF YOU HAVE QUESTIONS OR NEED ASSISTANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR DIRECTLY OR THE TRUST AT 1-866-811-0225.

IMPORTANT INFORMATION FOR RETIREMENT PLAN INVESTORS

If you are a retirement plan investor, you should consult your tax advisor regarding the consequences of a redemption of Fund shares. If you receive a distribution from an Individual Retirement Account or a Simplified Employee Pension (SEP) IRA, you must roll the proceeds into another Individual Retirement Account within sixty (60) days of the date of the distribution in order to avoid having to include the distribution in your taxable income for the year. If you receive a distribution from a 403(b)(7) Custodian Account (Tax-Sheltered account) or a Keogh Account, you must roll the distribution into a similar type of retirement plan within sixty (60) days in order to avoid disqualification of your plan and the severe tax consequences that it can bring. If you are the trustee of a Qualified Retirement Plan, you may reinvest the money in any way permitted by the plan and trust agreement.

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You should read this Supplement in conjunction with the Fund's Prospectuses and Statement of Additional Information dated September 1, 2015, and provide information that you should know about the Fund before investing. The Funds’ Prospectus Statement of Additional Information have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Please retain this Supplement for future reference.

CLS GLOBAL DIVERSIFIED EQUITY FUND Class C Shares: CLCCX Class N Shares: CLSAX	CLS ENHANCED LONG/SHORT FUND Class N Shares: CLEIX
CLS GROWTH AND INCOME FUND Class N Shares: CLERX	CLS FLEXIBLE INCOME FUND Class N Shares: CLFLX
CLS GLOBAL GROWTH FUND Class N Shares: CLBLX	CLS GLOBAL AGGRESSIVE EQUITY FUND Class N Shares: CLACX
CLS DOMESTIC EQUITY FUND Class N Shares: CLDEX	CLS SHELTER FUND Class N Shares: CLSHX
CLS INTERNATIONAL EQUITY FUND Class N Shares: CLHAX

each a series of AdvisorOne Funds (the “Trust” or collectively, the “Funds”)

Supplement dated December 18, 2015

to the Funds’ Statement of Additional Information (“SAI”)

dated September 1, 2015

______________________________________________________________________

Effective immediately, the following sections of the Funds’ SAI are deleted in their entirety and replaced as follows:

1. The “Portfolio Managers” section on page 40 of the SAI

The Adviser utilizes a team approach for management of the Funds, and from the team each fund is assigned a lead manager (or in some cases, co-managers), responsible for the day-to-day management of the Fund.  Rusty Vanneman, Scott Kubie, Marc Pfeffer, Paula Wieck, Grant Engelbart, Joe Smith, Josh Jenkins, and Kostantin Etus are the Portfolio Managers of the Funds.  As of December 4, 2015, the Portfolio Managers were primarily responsible for the management of the following types of accounts:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($millions)	Pooled Investment Vehicle Accounts	Assets Managed ($millions)	Other Accounts	Assets Managed ($millions)	Total Assets Managed ($ millions)
Rusty Vanneman	6	$1,413	0	$0	18,674	$1,068	$2,481
Scott Kubie	1	$97	0	$0	3,187	$585	$681
Marc Pfeffer	4	$857	0	$0	1,860	$440	$1,297
Paula Wieck	8	$1,383	0	$0	323	$126	$1,508
Grant Engelbart	4	$643	0	$0	9,797	$1,242	$1,885
Joe Smith	2	$264	0	$0	1,607	$374	$637
Josh Jenkins	2	$553	0	$0	3,705	$414	$968
Konstantin Etus	2	$93	0	$0	2,396	$340	$433

2. The following table on page 41 of the SAI

Dollar Range of Equity Securities Beneficially Owned
Rusty Vanneman	Over $100,000 (CLS Growth and Income Fund) $10,001 - $50,000 (CLS Global Diversified Equity Fund) $1 - $10,000 (CLS Enhanced Long/Short Fund) $1 - $10,000 (CLS International Equity Fund)

$1 - $10,000 (CLS Flexible Income Fund) $1 - $10,000 (CLS Domestic Equity Fund) $1 - $10,000 (CLS Global Growth Fund) $1 - $10,000 (CLS Global Aggressive Equity Fund)
Scott Kubie	Over $100,000 (CLS Global Diversified Equity Fund) $10,001 - $50,000 (CLS Growth and Income Fund) $10,001 - $50,000 (CLS International Equity Fund) $10,001 - $50,000 (CLS Shelter Fund)
Marc Pfeffer	$10,001 to $50,000 (CLS Global Diversified Equity Fund) $10,001 to $50,000 (CLS Growth and Income Fund) $1 - $10,000 (CLS Flexible Income Fund)
Paula Wieck	$50,001 to $100,000 (CLS Global Diversified Equity Fund) $1 - $10,000 (CLS Growth and Income Fund)
Grant Engelbart	$1 - $10,000 (CLS Global Diversified Equity Fund) $1 - $10,000 (CLS Domestic Equity Fund) $1 - $10,000 (CLS Growth and Income Fund) $1 - $10,000 (CLS Global Aggressive Equity Fund)
Joe Smith

$1 - $10,000 (CLS Global Diversified Equity Fund)

$1 - $10,000 (CLS Growth and Income Fund)

$1 - $10,000 (CLS Global Aggressive Equity Fund)

$1 - $10,000 (CLS Global Growth Fund)

$1 - $10,000 (CLS International Equity Fund)

Josh Jenkins	$1 - $10,000 (CLS Global Diversified Equity Fund) $1 - $10,000 (CLS Growth and Income Fund) $1 - $10,000 (CLS Global Growth Fund) $1 - $10,000 (CLS Flexible Income Fund)
Konstantin Etus	$1 - $10,000 (CLS Global Diversified Equity Fund) $1 - $10,000 (CLS Growth and Income Fund) $1 - $10,000 (CLS International Equity Fund)

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You should read this Supplement in conjunction with the Fund's Prospectuses and Statement of Additional Information dated September 1, 2015, and provide information that you should know about the Fund before investing. The Funds’ Prospectus Statement of Additional Information have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Please retain this Supplement for future reference.